Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,492,343.7
Total Fee Amount	896.59
Total Offset Amount	0
Net Fee	$ 896.59
Offset Table N/A	N/A